Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring

The Company recorded restructuring charges during the three and six months ended June 30, 2015 and 2014, in connection with management’s alignment of the business with strategic objectives, cost savings initiatives, the departure of certain executive officers, and refinements of estimates.

A summary of net pretax benefits (charges), incurred by segment, for each period is as follows:

	Pretax Benefit (Charge)
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Three months ended June 30, 2015
Restructuring charges	$(5)	$(4)	$—	$(10)	$(19)
Restructuring accrual reversals	—	—	—	—	—
Total pretax charge, net of reversals	$(5)	$(4)	$—	$(10)	$(19)
Six months ended June 30, 2015
Restructuring charges	$(5)	$(4)	$—	$(11)	$(20)
Restructuring accrual reversals	—	—	—	—	—
Total pretax charge, net of reversals	$(5)	$(4)	$—	$(11)	$(20)
Three months ended June 30, 2014
Restructuring charges	$(1)	$—	$—	$(6)	$(7)
Restructuring accrual reversals	1	1	—	1	3
Total pretax charge, net of reversals	$—	$1	$—	$(5)	$(4)
Six months ended June 30, 2014
Restructuring charges	$(1)	$—	$(1)	$(8)	$(10)
Restructuring accrual reversals	1	1	—	1	3
Total pretax charge, net of reversals	$—	$1	$(1)	$(7)	$(7)

The following table summarizes the Company’s utilization of restructuring accruals for the period presented:

(in millions)	Employee Severance	Other
Remaining accrual as of January 1, 2015	$12	$1
Expense provision	16	4
Cash payments and other	(6)	(4)
Changes in estimates	(1)	—
Remaining accrual as of June 30, 2015	$21	$1

On May 4, 2015, the Company announced a strategic expense management initiative to optimize its annualized expense base by mid-2016. Anticipated restructuring costs will be approximately $75 million, mainly cash, and will be recognized beginning in the second quarter of 2015. The net charge is expected to include costs for severance, retention and transition, asset impairments, professional services fees, and gains/losses on the sale of facilities. The vast majority of the net charge will be related to personnel (severance, retention and transition). The Company incurred $19 million in charges during the second quarter related to this program. The second quarter did not include any meaningful savings as a result of this program.

Restructuring

During the years ended December 31, 2014, 2013, and 2012, the Company recorded restructuring charges in connection with management’s alignment of the business with strategic objectives and cost savings initiatives as well as refinements of estimates. During 2014 and 2013, the Company also recorded restructuring charges in connection with the departure of certain executive officers. Additionally in 2014 and 2012, the Company recorded restructuring charges related to certain relocation efforts in the U.S. and Germany, respectively.

A summary of net pretax benefits (charges), incurred by segment, for each period is as follows:

	Pretax Benefit (Charge)
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Year ended December 31, 2014
Restructuring charges	$(1)	$—	$(2)	$(14)	$(17)
Restructuring accrual reversals	1	1	—	2	4
Restructuring, net	$—	$1	$(2)	$(12)	$(13)

Year ended December 31, 2013
Restructuring charges	$(16)	$(6)	$(6)	$(26)	$(54)
Restructuring accrual reversals	2	2	—	2	6
Restructuring, net	$(14)	$(4)	$(6)	$(24)	$(48)

Year ended December 31, 2012
Restructuring charges	$(16)	$(10)	$—	$(2)	$(28)
Restructuring accrual reversals	2	2	1	—	5
Restructuring, net	$(14)	$(8)	$1	$(2)	$(23)

The following table summarizes the Company’s utilization of restructuring accruals for the years ended December 31, 2013 and 2014:

	Employee	Facility Closure
(in millions)	Severance	and Other
Remaining accrual as of January 1, 2013	$13	$—
Expense provision	54	—
Cash payments and other	(40)	—
Changes in estimates	(6)	—
Remaining accrual as of December 31, 2013	21	—
Expense provision	16	1
Cash payments and other	(21)	—
Changes in estimates	(4)	—
Remaining accrual as of December 31, 2014	$12	$1